Sales Of Receivables (Finance Receivables Repurchased) (Details) - Equipment Installment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair value of repurchased receivables	$ 1,271	$ 1,418	$ 1,480
Carrying value of deferred purchase price	1,235	1,350	1,393
Gain on repurchases	$ 36	$ 68	$ 87